Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of other non-cash operating activities
Other non-cash operating activities:

	For the year ended December 31,
	2024	2023
Gain on revaluation of derivative liabilities	$(282)	$(551)
Gain on sale of subsidiaries	(432)	(734)
Loss on disposal of property and equipment	-	3
Loss on settlements and modifications, net (Notes 4 and 10)	53	314
Impairment charges (Note 7)	399	70
Realized loss on sale of investments	2,020	73
Unrealized foreign exchange (gain) loss	289	(366)
Total	$2,047	$(1,191)
Changes in non-cash working capital:

	For the year ended December 31,
	2024	2023
Trade receivables and other assets	$3,746	$4,784
Accounts payable and accrued liabilities	1,633	523
Advances from joint venture partners	(581)	(709)
Total	$4,798	$4,598

Disclosure of other investing activities
Other investing activities:

	For the year ended December 31,
	2024	2023
Option payments received	$73	$179
Loan receivable	-	(750)
Proceeds from loan repayment	-	500
Interest received on cash and cash equivalents	599	261
Purchase of property and equipment	(12)	-
Reclamation bonds	44	177
Total	$704	$367
During the years ended December 31, 2024 and 2023, the Company paid income tax of $860 and $581, respectively.